Deferred Revenue	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Deferred Revenue	Geographical Information
Revenue disaggregated by geography based on the customers’ location was as follows (in thousands):

	Years Ended December 31,
	2020	2019
United States	$119,118	$81,550
International(1)	4,166	1,002
Total	$123,284	$82,552
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(1)No individual country made up 10% or more of total revenue for any period presented.
Substantially all of the Company’s long-lived assets are located in the United States.
Deferred Revenue
In certain advertising arrangements the Company requires payment upfront from its customers. The Company records deferred revenue when it collects cash from customers in advance of revenue recognition. As of September 30, 2021 and December 31, 2020, deferred revenue was $4.6 million and $2.6 million, respectively, and included within accrued expenses and other current liabilities on the condensed consolidated balance sheets.
For the nine months ended September 30, 2021 and 2020, revenue recognized from deferred revenue at the beginning of each period was $2.2 million and $0.6 million, respectively.
Geographical Information
Revenue disaggregated by geography based on the customers’ location was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
United States	$50,751	$30,861	$126,885	$80,887
International(1)	1,954	965	5,985	2,280
Total	$52,705	$31,826	$132,870	$83,167
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(1)No individual country made up 10% or more of total revenue for any period presented.
Substantially all of the Company’s long-lived assets are located in the United States.